Note Payable - Schedule of Carrying Amount of the Note Payable (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying amount of the note payable [Line Items]
Note payable, net of debt issuance costs	$ 14,213	$ 4,784	$ 1,814
Note Payable [Member]
Schedule of carrying amount of the note payable [Line Items]
Note payable, long term	14,375
Final Payment	750
Unamortized debt issuance costs	(912)
Note payable, long term (net of debt issuance costs)	$ 14,213
Note payable		5,000
Final Payment		250
Unamortized debt issuance costs		(466)
Note payable, net of debt issuance costs		$ 4,784